Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal income tax expense at statutory rate					$ (4,093,000)	$ (5,760,000)
State income tax expense at statutory rate					(610,000)	(860,000)
Permanent differences					(125,000)	43,000
Impact of Tax Reform Act					3,760,000	0
Other					(10,000)	7,000
Change in valuation allowance					1,078,000	6,570,000
Provision for income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal income tax expense at statutory rate					(34.00%)	(34.00%)
State income tax expense at statutory rate					(5.10%)	(5.10%)
Permanent differences					1.00%	(0.30%)
Impact of Tax Reform Act					(31.20%)	0.00%
Other					(0.10%)	(0.00%)
Change in valuation allowance					9.00%	38.80%
Effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%